UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.




MAN-GLENWOOD LEXINGTON, LLC

FINANCIAL STATEMENTS AS OF AND FOR THE SIX-MONTH
PERIOD ENDED SEPTEMBER 30, 2008 (UNAUDITED)

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................      1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities ..................................      2

   Statement of Operations ..............................................      3

   Statements of Changes in Net Assets ..................................      4

   Statement of Cash Flows ..............................................      5

   Notes to Financial Statements ........................................   6-11

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)                                           DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA
                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of September 30, 2008, and the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2008. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 24, 2008

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS:
   Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
      at fair value                                                     $ 56,764,968
   Cash and cash equivalents                                                 173,636
   Receivable for investments sold                                         3,372,352
   Fund investments made in advance                                           43,208
   Other assets                                                               60,916
                                                                        ------------
         Total assets                                                     60,415,080
                                                                        ------------
LIABILITIES:
   Capital withdrawals payable                                             3,372,352
   Capital contributions received in advance                                 193,200
   Investor servicing fee payable                                             80,637
   Accrued professional fees payable                                          64,038
   Adviser fee payable                                                        39,576
   Administrative fee payable                                                 18,750
   Other liabilities                                                          62,078
                                                                        ------------
         Total liabilities                                                 3,830,631
                                                                        ------------
NET ASSETS                                                              $ 56,584,449
                                                                        ============
COMPONENTS OF NET ASSETS:
     Capital transactions--net                                          $ 50,570,966
     Accumulated net investment loss                                     (13,167,664)
     Accumulated realized gain on investments                             16,196,912
     Accumulated net unrealized appreciation on investments                2,984,235
                                                                        ------------
NET ASSETS                                                              $ 56,584,449
                                                                        ============
NET ASSET VALUE PER UNIT:
     (Net assets divided by 521,319.459 units of beneficial interest)   $     108.54
                                                                        ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

NET INVESTMENT LOSS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
      Interest                                                 $    13,259
      Gross expenses                                              (800,901)
      Expense waiver                                                15,790
                                                               -----------
         Net investment loss allocated from
            Man-Glenwood Lexington Associates Portfolio, LLC      (771,852)
                                                               -----------
FUND INVESTMENT INCOME:
   Interest                                                            243
                                                               -----------
         Total fund investment income                                  243
                                                               -----------
FUND EXPENSES:
   Investor servicing fee                                          166,156
   Adviser fee                                                      83,003
   Administrative fee                                               12,500
   Professional fees                                                90,466
   Printing fee                                                     23,289
   Transfer agency fee                                              18,739
   Registration fee                                                 15,350
   Board of Managers fee                                            14,784
   Tax services fee                                                 12,500
   Other expenses                                                    6,647
                                                               -----------
         Total fund expenses                                       443,434

   Less contractual expense waiver                                (111,121)
                                                               -----------
         Net fund expenses                                         332,313
                                                               -----------
NET INVESTMENT LOSS                                             (1,103,922)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Net realized gain on investments                                779,612
   Net change in unrealized appreciation on investments         (6,493,908)
                                                               -----------
         Net realized and unrealized loss on investments
            allocated from Man-Glenwood Lexington Associates
            Portfolio, LLC                                      (5,714,296)
                                                               -----------
DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES              $(6,818,218)
                                                               ===========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008
AND THE YEAR ENDED MARCH 31, 2008 (UNAUDITED)

                                             SIX-MONTH
                                            PERIOD ENDED
                                           SEPTEMBER 30,     YEAR ENDED
                                                2008       MARCH 31, 2008
                                           -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                      $(1,103,922)    $ (2,644,321)
   Net realized gain on investments             779,612        8,006,413
   Net change in unrealized appreciation
      on investments                         (6,493,908)      (5,439,378)
                                            -----------     ------------
         Decrease in net assets from
            investment activities            (6,818,218)         (77,286)
                                            -----------     ------------
CAPITAL TRANSACTIONS:
   Capital contributions                      4,130,772       17,944,638
   Capital withdrawals                       (8,117,681)     (23,590,758)
                                            -----------     ------------
NET CAPITAL TRANSACTIONS                     (3,986,909)      (5,646,120)

NET ASSETS--Beginning of period              67,389,576       73,112,982
                                            -----------     ------------
NET ASSETS--End of period                   $56,584,449     $ 67,389,576
                                            ===========     ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES:
   Decrease in net assets from investment activities                                $(6,818,218)
   Adjustments to reconcile decrease in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment in Man-Glenwood Lexington Associates Portfolio, LLC    (2,574,499)
      Sales of investment in Man-Glenwood Lexington Associates Portfolio, LLC         6,494,319
      Net depreciation of investment in Man-Glenwood Lexington
         Associates Portfolio, LLC                                                    6,486,148
      Decrease in other assets                                                           20,731
      Decrease in adviser fee payable                                                    (4,525)
      Increase in administrative fee payable                                              6,250
      Decrease in accrued professional fees payable                                     (14,726)
      Decrease in investor servicing fee payable                                         (8,916)
      Decrease in other liabilities                                                     (63,242)
                                                                                    -----------
            Net cash provided by operating activities                                 3,523,322
                                                                                    -----------
FINANCING ACTIVITIES:
      Capital contributions                                                           3,057,257
      Capital withdrawals                                                            (6,494,318)
                                                                                    -----------
            Net cash used in financing activities                                    (3,437,061)
                                                                                    -----------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                                86,261
                                                                                    -----------
CASH AND CASH EQUIVALENTS--Beginning of period                                           87,375
                                                                                    -----------
CASH AND CASH EQUIVALENTS--End of period                                            $   173,636
                                                                                    ===========
SUPPLEMENTAL DISCLOSURES:
      Non-cash contributions                                                        $ 1,266,715
                                                                                    ===========
      Non-cash withdrawals                                                          $(1,266,715)
                                                                                    ===========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on August 6, 2002 and initially funded on January 21, 2003 (inception date) with operations formally commencing on April 1, 2003.

     The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 Act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of September 30, 2008, the Company owned approximately 43.9% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

     Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investments Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Board has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are primarily limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and the differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received by the Portfolio Company, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2008, no dividends or distributions were declared or paid by the Portfolio Company's investments.

     Realized gains and losses on investment funds of the Portfolio Company, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2008, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

     In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS No. 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at September 30, 2008:

                                   LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $56,764,968   $56,764,968
                                     ---       ---     -----------   -----------
TOTAL                                $--       $--     $56,764,968   $56,764,968
                                     ===       ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

      BEGINNING BALANCE AS OF 3/31/08                       $67,570,792
      Net depreciation of investment in
         Man-Glenwood Lexington Associates Portfolio, LLC    (6,486,148)
      Net purchase/sales                                     (4,319,676)
      Net transfers in and/or out of Level 3                         --
                                                            -----------
      ENDING BALANCE AS OF 9/30/08                          $56,764,968
                                                            ===========

CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly. The Company pays the Adviser an administrative services fee (the "Adviser Fee") for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

     The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

     The Adviser is contractually obligated to reimburse annual operating expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of average net assets of the Company through December 31, 2008. The Adviser will not seek recapture of expenses contractually reimbursed.

     INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2004, 2005, 2006 and 2007 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.   CAPITAL STRUCTURE

     The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

     There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

     The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2008 and September 30, 2008.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

3.   CAPITAL STRUCTURE (CONTINUED)

     The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

     The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

     Units of capital activity, except for non-cash transfer activity, for the six-month period ended September 30, 2008 were as follows:

                                              Units
                                           -----------
                As of March 31, 2008       557,066.316
                Units Issued                23,538.954
                Units Repurchased          (59,285.811)
                                           -----------
                Net Units Repurchased      (35,746.857)
                                           -----------
                As of September 30, 2008   521,319.459
                                           ===========

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

4.   FINANCIAL HIGHLIGHTS (UNAUDITED)

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                 SIX-MONTH
                               PERIOD ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               SEPTEMBER 30,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                   2008               2008             2007             2006             2005             2004
                            ------------------  ---------------  ---------------  ---------------  ---------------  ----------------
Net asset value, beginning
   of period                $    120.97         $    121.45      $    120.05      $    105.79      $    105.31      $    100.00
Net investment loss               (2.02)              (4.46)           (4.67)           (4.40)           (3.21)           (3.04)
Realized and unrealized
   gain (loss)
   on investments                (10.41)               3.98             6.07            18.66             3.69             8.35
                            -----------         -----------      -----------      -----------      -----------      -----------
Total from operations            (12.43)              (0.48)            1.40            14.26             0.48             5.31
                            -----------         -----------      -----------      -----------      -----------      -----------
Net asset value, end
   of period                $    108.54         $    120.97      $    121.45      $    120.05      $    105.79      $    105.31
                            ===========         ===========      ===========      ===========      ===========      ===========
Net assets, end of period   $56,584,449         $67,389,576      $73,112,982      $77,069,807      $81,082,877      $44,932,781
Ratio of net investment
   loss to average net
   assets                         (3.32)%(1)(4)       (3.50)%(5)       (3.90)%(6)       (3.89)%(7)       (2.96)%(8)       (2.90)%(9)
                            -----------         -----------      -----------      -----------      -----------      -----------
Ratio of operating
   expenses to average
   net assets (3)                  3.00%(1)            3.00%            3.00%            3.00%            3.00%            3.00%
Ratio of allocated bank
   borrowing expense to
   average net assets              0.36%(1)            0.63%            1.03%            0.93%            0.00%            0.00%
                            -----------         -----------      -----------      -----------      -----------      -----------
Ratio of total expenses
   to average net
   assets (3)                      3.36%(1)(4)         3.63%(5)         4.03%(6)         3.93%(7)         3.00%(8)         3.00%(9)
                            ===========         ===========      ===========      ===========      ===========      ===========
Total return                     (10.28)%(2)          (0.40)%           1.17%           13.48%            0.46%            5.31%
Portfolio turnover (10)           14.10%(2)           33.51%           27.39%           50.78%           23.88%           24.93%

(1)  Annualized.

(2)  Not annualized.

(3) Ratio of expenses does not include expenses of the underlying investment funds of the Portfolio Company.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.70)% and 3.74%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.81)% and 3.94%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.22)% and 4.35%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (4.21)% and 4.25%, respectively.

(8) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.54)% and 3.60%, respectively.

(9) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (6.24)% and 6.34%, respectively.

(10) Represents the portfolio turnover of the Portfolio Company.

                                      *****

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF AND FOR THE SIX-MONTH
PERIOD ENDED SEPTEMBER 30, 2008 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................      1

FINANCIAL STATEMENTS (Unaudited):

   Schedule of Investments .............................................    2-4

   Statement of Assets and Liabilities .................................      5

   Statement of Operations .............................................      6

   Statements of Changes in Net Assets .................................      7

   Statement of Cash Flows .............................................      8

   Notes to Financial Statements .......................................   9-16

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)

                                                          DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA
                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2008, and the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2008. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 24, 2008

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS, COMMON STOCK AND
                          REGISTERED INVESTMENT COMPANY

                               (PIE CHART OMITTED)

Event Driven                    25.3%
Commodity & Trading             25.0%
Equity Hedge                    16.2%
Distressed & Credit             12.4%
Variable Equity                 12.4%
Relative Value                   8.0%
Common Stock                     0.5%
Registered Investment Company    0.2%

                                                                                % OF
INVESTMENT FUNDS                                     COST       FAIR VALUE   NET ASSETS
----------------                                 -----------   -----------   ----------
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC   $    52,490   $    59,722      0.05%
Blenheim Fund, LP                                  1,777,236     3,704,933      2.87%
Bridgewater Pure Alpha Fund II, LLC                4,076,610     4,059,610      3.14%
Clarium Capital LLC                                2,555,569     3,973,958      3.08%
D.E. Shaw Oculus Fund, LLC                         2,841,768     5,233,361      4.05%
Fortress Commodities Fund LP                       3,075,000     3,203,025      2.48%
NWI Explorer Global Macro Fund, LP                 3,178,820     2,412,596      1.87%
Peloton Multi-Strategy Fund, LP                      126,830        37,721      0.03%
QFS Currency Fund LP                                 308,102       317,075      0.25%
QFS Global Macro Fund LLC                          4,100,000     4,062,950      3.15%
Touradji Global Resources Fund, LP (Series A)      2,109,500     3,621,585      2.80%
WCG Partners LP (Class A)                          4,525,000     4,398,053      3.40%
                                                 -----------   -----------     -----
TOTAL COMMODITY & TRADING                         28,726,925    35,084,589     27.17%
                                                 -----------   -----------     -----
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP      2,150,000     1,962,352      1.52%
Cerberus Partners, L.P.                            1,144,204     2,611,869      2.02%
Fir Tree Capital Opportunities, LP                 2,900,000     2,397,237      1.86%
Greywolf Capital Partners II, LP                   1,382,203     1,703,560      1.32%
King Street Capital, L.P.                          2,166,109     4,641,382      3.59%
Liberty Harbor I, LLC                              2,700,000     2,613,447      2.02%
TPG Credit Opportunities Fund LP                   1,600,000     1,418,479      1.10%
                                                 -----------   -----------     -----
TOTAL DISTRESSED & CREDIT                         14,042,516    17,348,326     13.43%
                                                 -----------   -----------     -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2008

                                                                                % OF
INVESTMENT FUNDS                                     COST       FAIR VALUE   NET ASSETS
----------------                                 -----------   -----------   ----------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                  $ 2,023,669   $ 3,616,812      2.80%
Force Capital II LLC                               2,849,840     2,728,157      2.11%
Galante Partners LP                                1,600,000     1,982,315      1.54%
Highside Capital LP (Class A)                      3,200,000     3,051,527      2.36%
Horizon Portfolio LP                               3,200,000     3,467,414      2.69%
Ivory Flagship Fund, LP                            3,279,071     4,414,472      3.42%
Meditor Euro Hedge Fund (B) Ltd.                   1,400,000     1,269,529      0.98%
Samlyn Onshore Fund LP                             1,750,000     2,237,430      1.73%
                                                 -----------   -----------     -----
TOTAL EQUITY HEDGE                                19,302,580    22,767,656     17.63%
                                                 -----------   -----------     -----
EVENT DRIVEN
Altima Global Special Situations Fund LP           3,025,000     2,281,980      1.77%
Castlerigg Partners LP                             3,200,000     2,723,951      2.11%
Centaurus Alpha Fund LP                            3,347,137     2,642,276      2.05%
Cevian Capital II LP (Class C)                     4,500,678     4,011,888      3.11%
Owl Creek II LP                                    3,600,000     3,511,275      2.72%
OZ Asia Domestic Partners L.P.                     2,173,473     1,888,048      1.46%
OZ Europe Domestic Partners II, L.P.               1,963,040     2,041,577      1.58%
Pendragon (Lancelot II) Fund, LLC                  2,700,000     1,843,387      1.43%
Pershing Square I, LP                              1,700,000     1,892,168      1.45%
Pershing Square IV, LP                               850,000       368,409      0.28%
Steel Partners II, LP                              4,064,731     3,928,974      3.04%
Tontine Capital Partners LP (Class C)              1,800,000     1,224,712      0.95%
Trian Partners, LP                                 3,200,000     3,657,843      2.83%
Trian Partners, SPV II, LP                           900,000       810,645      0.63%
ValueAct Capital Partners, L.P.                    1,171,816     1,470,564      1.14%
ValueAct Capital Partners III, L.P.                1,600,000     1,108,702      0.86%
                                                 -----------   -----------     -----
TOTAL EVENT DRIVEN                                39,795,875    35,406,399     27.41%
                                                 -----------   -----------     -----
RELATIVE VALUE
Amaranth Partners, L.L.C.                            683,715       247,857      0.19%
CFIP Domestic Fund                                 4,453,810     4,592,396      3.55%
Peloton ABS Fund LP                                1,525,000            --      0.00%
Suttonbrook Capital Partners, L.P.                 3,600,000     3,473,358      2.69%
Waterstone Market Neutral Fund                     3,175,000     2,953,454      2.29%
                                                 -----------   -----------     -----
TOTAL RELATIVE VALUE                              13,437,525    11,267,065      8.72%
                                                 -----------   -----------     -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2008

                                                                                  % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE    NET ASSETS
----------------                                 ------------   ------------   ----------
VARIABLE EQUITY
Concentric European Fund LLC                     $  3,400,000   $  1,499,037      1.16%
Gandhara Fund, LP                                     982,051      1,219,127      0.95%
Impala Fund LP                                      3,350,000      3,413,264      2.64%
Marshall Wace European TOPS Fund Limited            2,900,000      3,564,741      2.76%
Tontine Partners LP (Class C)                       1,624,257        640,531      0.50%
Tosca                                               1,938,833      1,539,335      1.18%
Whitney Japan Strategic, LP                         1,700,000      1,284,908      0.99%
Whitney New Japan Strategic, LP                     1,754,069      1,630,557      1.27%
Zebedee Focus Fund Ltd.                             2,967,855      2,543,909      1.97%
                                                 ------------   ------------    ------
TOTAL VARIABLE EQUITY                              20,617,065     17,335,409     13.42%
                                                 ------------   ------------    ------
TOTAL INVESTMENT FUNDS                            135,922,486    139,209,444    107.78%
                                                 ------------   ------------    ------
COMMON STOCK
Heinz Co. (Shares 14,300)                             731,874        714,571      0.55%
                                                 ------------   ------------    ------
TOTAL COMMON STOCK                                    731,874        714,571      0.55%
                                                 ------------   ------------    ------
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.510%* (Shares 337,152)            337,152        337,152      0.26%
                                                 ------------   ------------    ------
TOTAL REGISTERED INVESTMENT COMPANY                   337,152        337,152      0.26%
                                                 ------------   ------------    ------
TOTAL INVESTMENT FUNDS, COMMON STOCK AND
   REGISTERED INVESTMENT COMPANY                 $136,991,512    140,261,167    108.59%
                                                 ============
Less: liabilities in excess of other assets                      (11,100,482)    (8.59)%
                                                                ------------    ------
NET ASSETS                                                      $129,160,685    100.00%
                                                                ============    ======

FUTURES - A summary of the open futures contracts held by the Company at September 30, 2008, is as follows:

                            NUMBER OF     EXPIRATION     UNREALIZED
TYPE OF CONTRACT            CONTRACTS        DATE       APPRECIATION
----------------            ---------   -------------   ------------
Russell 2000 Index E-MINI     (168)     December 2008     $608,217
                                                          ========

*    Rate shown is the 7-day effective yield as of September 30, 2008.

Amounts designated as "--" are $0.

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS:
   Investment funds, common stock and registered investment company
      at fair value (cost--$136,991,512)                                               $140,261,167
   Cash and cash equivalents                                                              2,333,112
   Deposits with brokers                                                                  2,454,933
   Fund investments made in advance                                                       1,400,000
   Unrealized appreciation on futures contracts                                             608,217
   Receivable for investments sold                                                          487,589
   Other assets                                                                              26,274
                                                                                       ------------
         Total assets                                                                   147,571,292
                                                                                       ------------
LIABILITIES:
   Capital withdrawals payable                                                           11,132,826
   Loan payable (includes accrued interest of $8,914)                                     5,708,914
   Capital contributions received in advance                                                659,638
   Management fee payable                                                                   647,834
   Accrued professional fees payable                                                        211,211
   Administrative fee payable                                                                34,770
   Other liabilities                                                                         15,414
                                                                                       ------------
         Total liabilities                                                               18,410,607
                                                                                       ------------
NET ASSETS                                                                             $129,160,685
                                                                                       ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                           $109,154,929
   Accumulated net investment loss                                                      (19,842,644)
   Accumulated realized gain on investment funds, common stock and futures contracts     35,970,528
   Accumulated net unrealized appreciation on investment funds, common stock
      and registered investment company                                                   3,269,655
   Accumulated net unrealized appreciation on futures contracts                             608,217
                                                                                       ------------
NET ASSETS                                                                             $129,160,685
                                                                                       ============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 108,674.681 units of beneficial interest)                    $   1,188.51
                                                                                       ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
   Interest                                                     $     28,054
                                                                ------------
TOTAL INVESTMENT INCOME                                               28,054
                                                                ------------
EXPENSES:
   Management fee                                                  1,346,977
   Administrative fee                                                 68,698
   Interest expense                                                  172,833
   Professional fees                                                 135,375
   Loan commitment fee                                               100,474
   Board of Managers fee                                              13,500
   Custody fee                                                         7,699
   Other                                                               4,063
                                                                ------------
         Total expenses                                            1,849,619

   Less contractual expense waiver                                   (36,528)
                                                                ------------
         Net expenses                                              1,813,091
                                                                ------------
NET INVESTMENT LOSS                                               (1,785,037)
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds and common stock          3,156,998
   Net realized loss on futures contracts                         (1,370,347)
   Net change in unrealized appreciation on investment funds,
      common stock and registered investment company             (16,449,112)
   Net change in unrealized appreciation on futures contracts      1,269,752
                                                                ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (13,392,709)
                                                                ------------
DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES               $(15,177,746)
                                                                ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008
AND THE YEAR ENDED MARCH 31, 2008 (UNAUDITED)

                                                                  SIX-MONTH
                                                                 PERIOD ENDED
                                                                SEPTEMBER 30,     YEAR ENDED
                                                                     2008       MARCH 31, 2008
                                                                -------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                           $ (1,785,037)   $ (4,354,295)
   Net realized gain on investment funds, common stock
      and futures contracts                                         1,786,651      18,232,501
   Net change in unrealized appreciation (depreciation)
      on investment funds, common stock, registered invesment
      company and futures contracts                               (15,179,360)    (12,183,056)
                                                                 ------------    ------------
         Increase (decrease) in net assets from
            investment activities                                 (15,177,746)      1,695,150
                                                                 ------------    ------------
CAPITAL TRANSACTIONS:
   Capital contributions                                            9,304,229      21,792,125
   Capital redemptions                                            (18,082,757)    (41,812,674)
                                                                 ------------    ------------
NET CAPITAL TRANSACTIONS                                           (8,778,528)    (20,020,549)

NET ASSETS--Beginning of period                                   153,116,959     171,442,358
                                                                 ------------    ------------
NET ASSETS--End of period                                        $129,160,685    $153,116,959
                                                                 ============    ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES:
   Decrease in net assets from investment activities                              $(15,177,746)
   Adjustments to reconcile net decrease in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                                (23,792,526)
      Sales of investment funds and registered investment company                   46,125,564
      Net change in unrealized appreciation (depreciation) on investment funds,
         common stock and registered investment company                             16,449,112
      Net realized gain on investment funds and registered investment company       (3,156,998)
      Net change in unrealized appreciation (depreciation) on futures contracts     (1,269,752)
      Decrease in deposits with brokers                                              2,394,012
      Decrease in other assets                                                          20,971
      Decrease in management fee payable                                               (50,054)
      Decrease in administrative fee payable                                           (27,863)
      Decrease in accrued professional fees payable                                    (22,083)
      Increase in other liabilities                                                      2,047
                                                                                  ------------
         Net cash provided by operating activities                                  21,494,684
                                                                                  ------------
FINANCING ACTIVITIES:
      Capital contributions                                                          9,963,867
      Capital withdrawals                                                          (11,864,274)
      Proceeds from loans                                                            9,841,239
      Repayments of loans                                                          (30,537,023)
                                                                                  ------------
         Net cash used in financing activities                                     (22,596,191)
                                                                                  ------------
NET DECREASE IN CASH AND CASH EQUIVALENTS                                           (1,101,507)
                                                                                  ------------
CASH AND CASH EQUIVALENTS--Beginning of period                                       3,434,619
                                                                                  ------------
CASH AND CASH EQUIVALENTS--End of period                                          $  2,333,112
                                                                                  ============
SUPPLEMENTAL DISCLOSURES:
     Cash paid for interest                                                       $    268,408
                                                                                  ============
     Non-cash in-kind purchase                                                    $    972,881
                                                                                  ============
     Non-cash withdrawal                                                          $   (972,881)
                                                                                  ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

     The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") as of the close of business at the end of each fiscal period, generally monthly. The Company's investments are valued at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value will represent the amount that the Company could reasonably expect to receive from an investment fund, or from a third party if the Company's interest were redeemed or sold at the time of valuation, based on information available at that time that the Adviser reasonably believes to be reliable. Under some circumstances, the Company or the Adviser may determine, based on other information available to the Company or the Adviser, that an investment fund's reported valuation does not represent fair value. In such cases, the Company assesses the fair value of such investment fund based on any relevant information available at the time the Company values its portfolio, including the most recent value reported by the investment fund. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. On September 26, 2008, the Company received an in-kind redemption of 19,009 shares of Heinz common stock. The Company values its investment in common stock at fair value based on quoted market prices. During the six-month period ended September 30, 2008, no dividends or distributions were declared or paid by the Company's investments.

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

     The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Such withdrawals or redemptions, upon acceptance, are generally satisfied in cash. However, security or in-kind distributions may occur depending on specific facts and circumstances. Contribution or subscription requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2008, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At September 30, 2008, the Company has approximately $2.3 million in side pocket investments, totaling 1.77% of net assets, which are included in investment funds in the statement of assets and liabilities.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS No. 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at September 30, 2008:

                                     LEVEL 1    LEVEL 2      LEVEL 3         TOTAL
                                   ----------   -------   ------------   ------------
Investments in other hedge funds   $       --     $--     $139,209,444   $139,209,444
Investments in securities           1,051,723      --                       1,051,723
Other financial instruments*          608,217      --               --        608,217
                                   ----------     ---     ------------   ------------
TOTAL                              $1,659,940     $--     $139,209,444   $140,869,384
                                   ==========     ===     ============   ============

* Other financial instruments include derivative financial instruments including, but not limited to, futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

           BEGINNING BALANCE AS OF 3/31/08          $171,641,687
           Realized gain                               3,164,040
           Change in unrealized appreciation         (16,431,809)
           Net purchase/sales                        (19,164,474)
           Net transfers in and/or out of Level 3             --
                                                    ------------
           ENDING BALANCE AS OF 9/30/08             $139,209,444
                                                    ============

     OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at September 30, 2008.

     FUTURES CONTRACTS -- The Company utilized futures contracts during the six-month period ended September 30, 2008. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

     DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts held as collateral under terms specified by finance counterparties.

     FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets through December 31, 2008. The Adviser will not seek recapture of expenses contractually reimbursed.

     INVESTMENT INCOME -- Interest income and expense is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2004, 2005, 2006 and 2007 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

3.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, the Company made purchases of $22,392,526 and sales of $41,239,436 of investments.

     At September 30, 2008, the aggregate cost of investment funds, common stock, and registered investment company for tax purposes was expected to be similar to book cost of $136,991,512. At September 30, 2008, accumulated net unrealized appreciation on investment funds, common stock, and registered investment company was $3,269,655 consisting of $17,654,955 gross unrealized appreciation and $(14,385,300) gross unrealized depreciation.

4.   BANK BORROWINGS

     The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the six-month period ended September 30, 2008, the average borrowings were $10,997,502. As of September 30, 2008, there were borrowings outstanding of $5,708,914. Interest rates charged during the six-month period ended September 30, 2008 ranged from 2.63% to 6.60% annually. The interest rate charged as of September 30, 2008 was 6.60%. The Company will pay a commitment fee at a rate of 0.30% per year on the daily amount of the commitment. As of September 30, 2008, the commitment was $40,000,000. Prior to September 26, 2008, the commitment was $55,000,000.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

     The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. The Company's margin account balances related to these trading accounts are swept nightly to mitigate the associated credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

6.   FINANCIAL HIGHLIGHTS (UNAUDITED)

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                             SIX-MONTH
                            PERIOD ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                           SEPTEMBER 30,         MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,        MARCH 31,
                                2008               2008              2007              2006              2005             2004
                       -------------------- ----------------- ----------------- ----------------- ----------------- ----------------
Net asset value,
   beginning of
   period              $   1,317.75         $   1,310.17      $   1,282.59      $   1,119.53      $   1,103.65      $  1,036.59
Net investment loss          (15.43)              (34.80)           (37.53)           (35.00)           (22.49)          (22.03)
Realized and
   unrealized gain
   (loss) on
   investments              (113.81)               42.38             65.11            198.06             38.37            89.09
                       ------------         ------------      ------------      ------------      ------------      -----------
Total from operations       (129.24)                7.58             27.58            163.06             15.88            67.06
                       ------------         ------------      ------------      ------------      ------------      -----------
Net asset value, end
   of period           $   1,188.51         $   1,317.75      $   1,310.17      $   1,282.59      $   1,119.53      $  1,103.65
                       ============         ============      ============      ============      ============      ===========
Net assets, end
   of period           $129,160,685         $153,116,959      $171,442,358      $169,112,966      $116,930,753      $57,223,670
Ratio of net
   investment loss to
   average net assets         (2.31)%(1)(4)        (2.52)%(5)        (2.92)%(6)        (2.93)%(7)        (1.97)%(8)       (1.94)%(9)
                       ------------         ------------      ------------      ------------      ------------      -----------
Ratio of operating
   expenses to
   average net
   assets (3)                  2.00%(1)             2.00%             2.00%             2.00%             2.00%            2.00%
Ratio of bank
   borrowing expenses
   to average net
   assets                      0.35%(1)             0.62%             0.99%             0.94%             0.00%            0.00%
                       ------------         ------------      ------------      ------------      ------------      -----------
Ratio of total
   expenses to
   average net
   assets (3)                  2.35%(1)(4)          2.62%(5)          2.99%(6)          2.94%(7)          2.00%(8)         2.00%(9)
                       ------------         ------------      ------------      ------------      ------------      -----------
Total return                  (9.81)%(2)            0.58%             2.15%            14.57%             1.44%            6.47%
Portfolio turnover            14.10%(2)            33.51%            27.39%            50.78%            23.88%           24.93%

(1)  Annualized.

(2)  Not annualized.

(3) Ratio of expenses does not include expenses of the underlying investment funds.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.36)% and 2.40%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(8) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(9) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

7.   NEW ACCOUNTING PRONOUNCEMENTS

     Statement of Financial Accounting Standards No. 161 ("SFAS No. 161") DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES was issued on March 19, 2008. SFAS No. 161 expands the disclosures required by Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVES AND HEDGING ACTIVITIES about an entity's derivative instruments and hedging activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the provisions of SFAS No. 161 and their impact on the Company's financial statements.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                                                       PORTFOLIO MANAGERS

                                                  OTHER ACCOUNTS MANAGED TABLE
                                                   (As of September 30, 2008)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)                Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                 Total Assets                 Assets of
                                          Number     of Accounts      Number      of Accounts      Number      Accounts
                                            of         Managed          of          Managed          of         Managed
Investment Committee Member              Accounts    ($ million)     Accounts     ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

   (1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
   (2) Includes both discretionary and non-discretionary.

                                PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                           (As of September 30, 2008)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies                    Vehicles(1)                Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                 Total Assets                 Assets of
                                          Number     of Accounts      Number      of Accounts      Number      Accounts
                                            of         Managed          of          Managed          of         Managed
Investment Committee Member              Accounts    ($ million)     Accounts     ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            26           6,380            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Man-Glenwood Lexington, LLC


                                       By:      /s/ John B. Rowsell
                                                ---------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    December 1, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       By:      /s/ John B. Rowsell
                                                ---------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    December 1, 2008


                                       By:      /s/ Rhowena Blank
                                                ---------------------------
                                                Rhowena Blank
                                                Principal Financial Officer

                                       Date:    December 1, 2008

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended